Basis of preparation of consolidated financial statements and material accounting policy information	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Basis of preparation of consolidated financial statements and material accounting policy information	Basis of preparation of consolidated financial statements and material accounting policy information
On November 1, 2023, the Company's shareholders approved a 1-for-15 reverse stock split of the Company's issued and unissued Class A ordinary shares and Class B ordinary shares, which was effected on November 14, 2023. The effect of the reverse stock split was to consolidate each 15 existing issued and outstanding share of $0.0001 pa value each in the Company, into one share of $0.0015 par value each in the Company, with no change in authorized shares. The number of issued and outstanding ordinary shares, including shares reserved for issuance, was reduced from approximately 181.8 million ordinary shares to approximately 12.2 million ordinary shares. 35,755 ordinary shares were issued in connection with the reverse stock split as no fractional shares were issued in connection, and a shareholder who would otherwise be entitled to receive a fractional share received a whole share. All issued and unissued ordinary shares contained in the consolidated financial statements have been retroactively adjusted to reflect the reverse split for all periods presented.
Basis of preparation of consolidated financial statements
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards.
The material accounting policies adopted are set out below.
Going concern
The directors of the Company have, at the time of approving the consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Thus, the Group has applied the going concern basis of accounting in preparing the consolidated financial statements.
Material accounting policy information
Basis of consolidation
The consolidated financial statements incorporate the financial statements of the parent company and entities controlled by the Group made up to December 31 each year. Control is achieved when the Group:
•has power over the investee
•is exposed, or has rights, to variable returns from its involvement with the investee
•has the ability to use its power to affect its returns.
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
When the Group has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally.
The Group considers all relevant facts and circumstances in assessing whether or not the group’s voting rights in an investee are sufficient to give it power, including:
•the size of the group’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders
•potential voting rights held by the group, other vote holders or other parties
•rights arising from other contractual arrangements
•any additional facts and circumstances that indicate that the group has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Group gains control until the date when the Group ceases to control the subsidiary.
Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Group’s accounting policies.
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.
Non-controlling interests in subsidiaries are identified separately from the group’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.
Profit or loss and each component of other comprehensive income are attributed to the owners of the parent company and to the non-controlling interests. Total comprehensive income of the subsidiaries is attributed to the owners of the parent company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
Changes in the Group’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the parent company.
When the group loses control of a subsidiary, the gain or loss on disposal recognized in profit or loss is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as required/permitted by applicable IFRS Accounting Standards). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9 Financial Instruments when applicable, or the cost on initial recognition of an investment in an associate or a joint venture.
Business combinations
Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interest issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognized in profit or loss as incurred.
At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value at the acquisition date.
Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed.
Goodwill
Goodwill is initially recognized and measured as set out above.
Goodwill is not amortized but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to each of the Group’s cash-generating units (or groups of cash-generating units) expected to benefit from the synergies of the combination. Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss recognized for goodwill is not reversed in a subsequent period.
On disposal of a cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.
Interests in equity-accounted investees
An associate is an entity over which the group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.
The results and assets and liabilities of associates or joint ventures are incorporated in these financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5.
Under the equity method, an investment in an associate or a joint venture is recognized initially in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate or joint venture. When the Group’s share of losses of an associate or a joint venture exceeds the Group’s interest in that associate or joint venture (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate or joint venture), the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture.
An investment in an associate or a joint venture is accounted for using the equity method from the date on which the investee becomes an associate or a joint venture. On acquisition of the investment in an associate or a joint venture, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment.
If there is objective evidence that the Group’s net investment in an associate or joint venture is impaired, the requirements of IAS 36 Impairment of Assets are applied to determine whether it is necessary to recognize any impairment loss with respect to the Group’s investment. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognized is not allocated to any asset, including goodwill that forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.
When the Group reduces its ownership interest in an associate or a joint venture but the group continues to use the equity method, the Group reclassifies to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that reduction in ownership interest if that gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities.
The Group applies IFRS 9, including the impairment requirements, to long-term interests in an associate or joint venture to which the equity method is not applied and which form part of the net investment in the investee.
Revenue recognition
The Group recognizes revenue from the following major products:
•sale of consumer health products;
•provision of genetic testing services;
•provision of fulfillment and distribution services of sports nutrition products; and
•provision of precision oncology services.
Revenue is measured based on the consideration to which the Group expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Group recognizes revenue when it transfers control over a product or service to customer. An asset is transferred when the customer obtains control of the asset.
The Group transfers control of a good or service at a point in time unless one of the following overtime criteria is met:
(a)the customer simultaneously receives and consumes the benefits provided as the Group performs;
(b)the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or
(c)the Group’s performance does not create an asset with an alternative use and the Group has an enforceable right to payment for performance completed to date.
Sales of consumer health products
The Group sells consumer health products directly to the consumer, who is also the customer. Revenue is recognized when control of the goods has transferred, being at the point the goods are delivered to the customer. Delivery occurs when the goods have been shipped to the customer’s specific location. Revenue is recorded net of discount. When the customer initially purchases the goods online the transaction price received by the Group is recognized as a contract liability until the goods have been delivered to the customer. There exists a 30-day right of return on orders and the Group recognized as a deposit liabilities.
Provision of fulfillment and distribution services
The Group sells sports nutrition products typically satisfies its performance obligations for sales of goods as goods are delivered and control of the goods transfers to the customer. Sales of products by the Group may include fees for shipping and handling.
The Group satisfies its performance obligations for fulfillment and distribution services at a point in time typically when the customer's goods are delivered to the named destination. The Group provides services for storage, packaging, receiving, and in-bound freight management and satisfies those performance obligations over-time.
Provision of genetic testing and precision oncology services
The Group provides i) genetic testing services to individuals and corporates for their employees and customers; and ii) diagnostic services which are precision oncology services.
The Group collects consideration for genetic testing services to individuals and corporations upfront, and such consideration received usually becomes non-refundable up to 30 days from the date of delivery of the kits to individuals and corporations, or the date of purchase. Revenue is recorded net of discount. The upfront consideration received is initially recognized as deposit liabilities and subsequently reclassified to contract liabilities when the amount becomes non-refundable. Such amount does not include any variable consideration.
The Group collects consideration for precision oncology services to patient from public hospitals upfront, and such consideration received usually becomes non-refundable from the date of receipt of patients' specimen, or the date of purchase. The upfront consideration received is recognized as contract liabilities when the amount becomes non-refundable. Such amount does not include any variable consideration.
The Group determines that its sales contracts do not have a significant financing component when the upfront consideration becomes non-refundable as customers have discretion to decide when the tests are performed during the contract term.
Performance obligations
Generally, the Group fulfilled its performance obligations for genetic testing and precision oncology services at a point in time upon delivery of the testing results or reports to customers or patients.
Revenue breakage
Provision of genetic testing services require individuals to provide specimen samples to the Group before it can proceed with the necessary laboratory procedures. Sales contracts relating to testing kits sold directly to individuals normally require specimen samples to be sent back to the Group within one year (the “sample return period”) from the date of purchase depending on the jurisdictions in which the kits are purchased by customers. If these customers do not return their specimen samples within the sample return period, the Group has no further obligation to provide the service. Sales contracts relating to kits sold to corporations normally do not include specified sample return periods.
The Group generally has sufficient and relevant historical experience for other sales contracts such that the Group expects to be entitled to a breakage amount in relation to non-refundable and unexercised rights. For these sales contracts, the Group estimates and recognizes the expected breakage amount as revenue in proportion to the pattern of rights exercised by customers on a portfolio basis to the extent that it is considered highly probable that a significant reversal will not occur in the future.
The Group updates its breakage estimate regularly and if necessary, adjusts the deferred revenue balance accordingly. If actual return patterns vary from the estimate, actual breakage revenue may differ from the amounts recorded. The Group recognized breakage revenue from unreturned testing kits of $182, $503 and $230 for the years ended December 31, 2024, 2023 and 2022, respectively.
Leases
The Group as lessee
The Group assesses whether a contract is, or contains, a lease, at inception of the contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets, including IT equipment. For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the group uses its incremental borrowing rate.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased and the lease does not benefit from a guarantee from the Group.
Lease payments included in the measurement of the lease liability comprise fixed lease payments (including in-substance fixed payments).
The lease liability is subsequently measured by reducing the carrying amount to reflect the lease payments made.
The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.
Whenever the group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset.
Right-of-use assets are depreciated over the shorter period of lease term and useful life of the right-of-use asset.
The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Property, Plant and Equipment’ policy.
The Group presents right-of-use assets that do not meet the definition of investment property in ‘property, plant and equipment’ and lease liabilities in ‘lease liabilities’ in the statement of financial position.
Foreign currencies
In preparing the financial statements of the group entities, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
Exchange differences are recognized in profit or loss in the period in which they arise.
For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a translation reserve.
On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation), all of the exchange differences accumulated in a translation reserve in respect of that operation attributable to the owners of the parent company are reclassified to profit or loss.
Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Exchange differences arising are recognized in other comprehensive income.
Employee benefits
Defined contribution plans
Obligations for contributions to defined contribution plans are expensed as the related service is provided.
Short-term employee benefits
A liability is recognized for benefits accruing to employees in respect of salaries and annual leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.
Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.
Taxation
The income tax expense represent the sum of current and deferred income tax expense.
Current tax
The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax
Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized based on tax laws and rates that have been enacted or substantively enacted at the reporting date.
The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the group intends to settle its current tax assets and liabilities on a net basis.
Current and deferred tax are recognized in profit or loss.
Loss per share
Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.
Property, plant and equipment
Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.
If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items of property, plant and equipment.
Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.
Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group.
Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is recognized in profit or loss.
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

– Properties leased for own use	Over the unexpired lease period
– Office equipment leased for own use	Over the unexpired lease period
– Leasehold improvements	Shorter period of the lease term or the useful life
– Fixtures and furniture	3 - 5 years
– Office and lab equipment	3 - 5 years
– Computer equipment	3 years
– Motor vehicles	3 - 5 years
– Manufacturing equipment	3 - 5 years
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.
Intangible assets acquired separately
Research and development
Expenditure on research activities is recognized in profit or loss as incurred.
Other intangible assets
Other intangible assets, including website and mobile apps, trademark and technology and product development cost, computer software and customer relationship, that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and any accumulated losses.
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates.
Amortization is calculated to write off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives, and is recognized in profit or loss. Goodwill is not amortized.
The estimated useful lives for current and comparative periods are as follows:

– Website and mobile apps	2 years
– Trademark and technology	10 - 20 years
– Products development cost	3 years
– Computer software	3 years
– Customer relationship	10 years
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.
Impairment on property, plant and equipment, intangible assets and right-of-use assets
At the end of each reporting period, the Group reviews the carrying amounts of its property, plant and equipment and right-of-use assets with finite useful lives to determine whether there is any indication that these assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated in order to determine the extent of the impairment loss (if any).
The recoverable amount of property, plant and equipment and right-of-use assets are estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.
In testing a cash-generating unit for impairment, corporate assets are allocated to the relevant cash-generating unit when a reasonable and consistent basis of allocation can be established, or otherwise they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation basis can be established. The recoverable amount is determined for the cash-generating unit or group of cash-generating units to which the corporate asset belongs, and is compared with the carrying amount of the relevant cash-generating unit or group of cash-generating units.
Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or a cash-generating unit) for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset (or a cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or a cash-generating unit) is reduced to its recoverable amount. For corporate assets or portion of corporate assets which cannot be allocated on a reasonable and consistent basis to a cash-generating unit, the Group compares the carrying amount of a group of cash-generating units, including the carrying amounts of the corporate assets or portion of corporate assets allocated to that group of cash-generating units, with the recoverable amount of the group of cash-generating units. In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata basis based on the carrying amount of each asset in the unit or the group of cash-generating units. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of cash-generating units. An impairment loss is recognized immediately in profit or loss.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit or a group of cash-generating units) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or a cash-generating unit or a group of cash-generating units) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.
Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is based on the first-in,first-out allocation method.
Cash and cash equivalents
In the consolidated statement of financial position, cash and cash equivalents are comprised of cash (i.e. cash on hand and on-demand deposits) and cash equivalents. Cash equivalents are short-term (generally with original maturity of three months or less), highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather for investment or other purposes.
For the purposes of the statement of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above.
Financial instruments
Financial assets and financial liabilities are recognized in the Group's consolidated statement of financial position when the Group becomes a party to the contractual provisions of the instrument.
Financial assets and financial liabilities are initially measured at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss ("FVTPL")) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.
Financial assets
All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.
All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.
Classification of financial assets
Debt instruments that meet the following conditions are measured subsequently at amortized cost:
•the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
By default, all other financial assets are measured subsequently at FVTPL.
(i)Amortized cost and effective interest method
The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.
For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash flows (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortized cost of the debt instrument on initial recognition.
The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.
(ii)Financial assets at FVTPL
Financial assets that do not meet the criteria for being measured at amortized cost are measured at FVTPL.
Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the ‘other income and other net gains’ line item.
Business model assessment of financial assets
The business models of the Group are as follows.
Held to collect
The Group holds financial assets which arise from its principal operations. The objective of the business model for these financial instruments is to collect the amounts due from the Group’s receivables and to earn contractual interest income on the amounts collected.
Assessment whether contractual cash flows are solely payments of principal and interest of financial assets
In assessing whether the contractual cash flows are solely payments of principal and interest ("SPPI"), the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:
•contingent events that would change the amount or timing of cash flows;
•terms that may adjust the contractual coupon rate, including variable-rate features;
•prepayment and extension features; and
•terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).
A prepayment feature is consistent with the SPPI criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding.
Impairment of financial assets
The Group recognizes a loss allowance for expected credit losses on trade receivables, other receivables, amount due from a related company, amounts due from equity-accounted investees and cash and cash equivalent. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Group always recognizes lifetime expected credit losses ("ECL") for trade receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.
For all other financial instruments, the Group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.
Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.
(i)Significant increase in credit risk
In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the group compares the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort. Forward-looking information considered includes the future prospects of the industries in which the Group’s debtors operate, obtained from economic expert reports, financial analysts, governmental bodies, relevant think-tanks and other similar organizations, as well as consideration of various external sources of actual and forecast economic information that relate to the Group’s core operations.
In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:
•an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating
•significant deterioration in external market indicators of credit risk for a particular financial instrument, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor, or the length of time or the extent to which the fair value of a financial asset has been less than its amortized cost
•existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations
•an actual or expected significant deterioration in the operating results of the debtor
•significant increases in credit risk on other financial instruments of the same debtor
•an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.
Irrespective of the outcome of the above assessment, the Group has reasonable and supportable information to rebut the presumption that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 30 days past due.
Despite the foregoing, the Group assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date. A financial instrument is determined to have low credit risk if:
•the financial instrument has a low risk of default
•the debtor has a strong capacity to meet its contractual cash flow obligations in the near term
•adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations.
The Group considers a financial asset to have low credit risk when the asset has external credit rating of ‘investment grade’ in accordance with the globally understood definition or if an external rating is not available, the asset has an internal rating of ‘performing’. Performing means that the counterparty has a strong financial position and there are no past due amounts.
The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.
(ii)Definition of default
The Group considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets that meet either of the following criteria are generally not recoverable:
•when there is a breach of financial covenants by the debtor
•information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collateral held by the Group).
Irrespective of the above analysis, the Group considers that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.
(iii)Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:
•significant financial difficulty of the issuer or the borrower
•a breach of contract, such as a default or past due event
•the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider
•it is becoming probable that the borrower will enter bankruptcy or other financial reorganization
•the disappearance of an active market for that financial asset because of financial difficulties.
(iv)Write-off policy
The Group writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over 180 days past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss.
(v)Measurement and recognition of expected credit losses
The measurement of expected credit losses is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.
For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expects to receive, discounted at the original effective interest rate.
If the Group has measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determines at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measures the loss allowance at an amount equal to 12-month ECL at the current reporting date, except for assets for which the simplified approach was used.
The Group recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.
Derecognition of financial assets
The Group derecognized a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
Financial liabilities and equity
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Financial liabilities
All financial liabilities are measured subsequently at amortized cost using the effective interest method or at FVTPL.
Derecognition of financial liabilities
The Group derecognized financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
Liabilities for puttable financial instrument
Liabilities for puttable financial instrument are an obligation arising from put options written to non-controlling shareholders of subsidiaries, which will be settled based on the fair value of the shares held by the non-controlling shareholders, results in a gross financial liability. The gross financial liability is initially recognized and measured at amortize cost with the corresponding debit to the “other reserve”. In subsequent periods, the changes of fair value is recognized in ‘other reserve’.
Share-based payments
The grant-date fair value of equity-settled share-based payment arrangements granted to certain employees, directors and third parties is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the RSUs. The amount recognized as an expense is adjusted to reflect the number of RSUs for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number RSUs that meet the related service and non-market performance conditions at the vesting date.
Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the counterparty renders the service. The fair values of the services received are recognized as expenses (unless the goods or services qualify for recognition as assets).
Discontinued operation
A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:
•represents a separate major line of business or geographic area of operations;
•is a part of a single co-ordinated plan to dispose of a separate major line of business or geographic area of operations; or
•is a subsidiary acquired exclusively with a view to resale.
Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale.
When an operation is classified as a discontinued operation, the comparative statement of profit or loss and other comprehensive income is re-presented as if the operation had been discontinued from the start of the comparative year.